Capital Disclosure of cash flow statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Cash flows from (used in) operating activities	$ 702	$ 849	$ 820
Increase (decrease) in cash flow from (used in) operating activities	(147)
Change in non-cash operating working capital balances	(89)	(121)	44
Increase (decrease) in non cash working capital	32
Cash flow from operations before changes in working capital	613	728	864
Increase (decrease) in cash flow from operations before changes in working capital	(115)
Distributions paid to subsidiaries’ non-controlling interests	97	106	165
Increase (decrease) in dividends paid to non controlling interests	9
Property, plant and equipment expenditures	486	417	277
Increase (decrease) in property, plant and equipment expenditure	(69)
Net inflows (outflows) of cash	(56)	120
Increase (decrease) in net inflows (outflows) of cash	(176)
Credit facilities | Committed credit facilities
Disclosure of classes of share capital [line items]
Undrawn borrowing capacity under line of credit	1,500	1,300
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	47	45	46
Increase (decrease) in dividends paid	(2)
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	39	$ 40	$ 40
Increase (decrease) in dividends paid	$ 1